McGLADREY & PULLEN, LLP                                    RSM
         -----------------------                                    ---
[LOGO](R)   Certified Public Accountants                        international





                             ACCOUNTANT'S REPORT

The accompanying statement of net assets, including the schedule of investments, of ANZ Exchange Preferred Trust as of December 31, 1999, and the related statement of operations for the year ended and the statements of changes in net assets, and the financial highlights for the periods from September 23, 1998 (commencement of operations) to December 31, 1999 were not audited by us and, accordingly, we do not express an opinion on them.


                                        /s/ McGladrey & Pullen, LLP

New York, New York
July 5, 2000

                       ANZ EXCHANGEABLE PREFERRED TRUST

                               FINANCIAL REPORT

                               DECEMBER 31,1999

                                 (Unaudited)

                                   CONTENTS

------------------------------------------------------------------------------

FINANCIAL STATEMENTS

  Statement of net assets                                                    1

  Schedule of investments                                                    2

  Statement of operations                                                    3

  Statements of changes in net assets                                        4

  Notes to financial statements                                            5-7

  Financial highlights                                                       8

ANZ EXCHANGEABLE PREFERRED TRUST

STATEMENT OF NET ASSETS
December 31, 1999
(UNAUDITED)

------------------------------------------------------------------------------
ASSETS

  Investments, at value (amortized cost $386,950,240)
    (Notes 2, 4, and 8)                                        $ 386,950,240

  Accrued interest receivable                                      6,697,326

  Cash                                                                   151

  Accounts receivable                                                    356
                                                               -------------

          Total Assets                                           393,648,073
                                                               =============

          Net Assets                                           $ 393,648,073
                                                               =============



COMPOSITION OF NET ASSETS

   Trust Units Exchangeable for Preference Shares
     ("TrUEPrS"), no par value; 16,004,000 shares
     issued and outstanding (Note 9)                           $ 386,950,470

   Undistributed net investment income                             6,697,603
                                                               -------------

          Net Assets                                           $ 393,648,073
                                                               =============

          Net Asset Value per TrUEPrS                          $       24.60
                                                               =============



See Notes to Financial Statements.

ANZ EXCHANGEABLE PREFERRED TRUST

SCHEDULE OF INVESTMENTS
December 31, 1999
(Unaudited)

                                           Par         Maturity       Market         Amortized
Securities Description                     Value         Date         Value             Cost
--------------------------------------------------------------------------------------------------
DEBT SECURITIES:

Carlotta (UK) Company, 8%,
   Mandatorily Redeemable Debt        $ 400,100,000    10/15/47    $ 386,950,240     $ 386,950,240
                                      -------------                -------------------------------
                                      $ 400,100,000                $ 386,950,240     $ 386,950,240
                                      =============


ADS PURCHASE CONTRACT:
Australia and New Zealand Banking
   Group Limited Preference Shares                     12/31/47

      Purchase Contract                                                        0                 0
                                                                   -------------------------------

          Total                                                    $ 386,950,240     $ 386,950,240
                                                                   ===============================



See Notes to Financial Statements.

ANZ EXCHANGEABLE PREFERRED TRUST

STATEMENT OF OPERATIONS
For the Year ended December 31, 1999
(Unaudited)

------------------------------------------------------------------------------

INTEREST INCOME                                                  $  32,029,038


EXPENSES:

  Administrative fees and expenses              $    111,250

  Legal fees                                         120,000

  Accounting fees                                     30,500

  Printing and mailing expense                        15,000

  Trustees' fees (Note 5)                             12,000

  Other expenses                                     (12,366)
                                               --------------
          Total fees and expenses                    276,384


EXPENSE REIMBURSEMENT (Note 7)                      (276,384)
                                               --------------

          Total expenses - net                                               0
                                                                 -------------

          Net Investment Income                                     32,029,038
                                                                 -------------

          Net increase in net assets resulting
            from operations                                      $  32,029,038
                                                                 =============




See Notes to Financial Statements.

ANZ EXCHANGEABLE PREFERRED TRUST

STATEMENTS OF CHANGES IN NET ASSETS
For the Year ended December 31,1999 and the Period from September 23,1998 (commencement of operations) to December 31,1998

(Unaudited)

                                              Year
                                              Ended              Period Ended
                                           December 31,          December 31,
                                               1999                  1998
------------------------------------------------------------------------------
OPERATIONS

  Net investment income                    $  32,029,038         $   8,632,254
                                           -----------------------------------

     Net increase in net assets
       from operations                        32,029,038             8,632,254
                                           -----------------------------------


DISTRIBUTIONS

  Net investment income                      (32,008,000)           (1,955,689)
                                           -----------------------------------

     Net decrease in net assets
       from distributions                    (32,008,000)           (1,955,689)
                                           -----------------------------------

INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS (Note 9)

  Gross proceeds from the sale of
    16,000,000 TrUEPrS                              -              400,000,000

  Less:

    Selling commissions                             -              (12,600,000)

    Offering costs                                  -                 (549,530)
                                           -----------------------------------

          Net increase in net assets from
            capital share transactions               -             386,850,470
                                           -----------------------------------

          Total increase in
            net assets for the period             21,038           393,527,035

          Net assets, beginning of period    393,627,035               100,000
                                           -----------------------------------

          Net assets, end of period        $ 393,648,073         $ 393,627,035
                                           ===================================



See Notes to Financial Statements.

ANZ EXCHANGEABLE PREFERRED TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
------------------------------------------------------------------------------

Note 1. Organization

ANZ Exchangeable Preferred Trust ("Trust") was established on July 8, 1998 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1998, the Trust sold Trust Units Exchangeable for Preference Shares (each, a "TrUEPrS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase 8% Mandatorily Redeemable Debt Securities due October 15, 2047 issued by Carlotta
(UK) Company (the "U.K. Company") and entered into a purchase contract with an affiliate of Australia and New Zealand Banking Group Limited ("ANZ" or the "Company") for American Depositary Receipts (ADRs) evidencing, for each TrUEPrS, one American Depositary Share ("ADS") representing four fully-paid non-cumulative preference shares issued by ANZ, an Australian corporation. The U.K. Company is also an affiliate of ANZ. The TrUEPrS will be exchanged for the ADRs pursuant to the contract on October 15, 2047 ("Exchange Date") or sooner at the occurrence of an Exchange Event and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.


Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles.

  Valuation of Investments
  ------------------------

     The value of the Debt Securities and the ADSs Purchase Contract held by the Trust will be determined in good faith by the Board of Trustees pursuant to procedures adopted by them.

  Investment Transactions
  -----------------------

     Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

  Use of Estimates
  ----------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ANZ EXCHANGEABLE PREFERRED TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
------------------------------------------------------------------------------


Note 3. Distributions

The Trust distributes to holders $2.00 per TrUEPrS per annum from the interest payments received by the Trust on the Debt Securities. Distributions of $.50 per TrUEPrS are payable quarterly in arrears on each Dividend Payment Date to holders of record on the immediately preceding Record Date, except for the first distribution on October 15, 1998 which was $.1222 per TrUEPrS.


Note 4. Purchases and Sales of Investment

Purchase of the U.K. Company Debt Securities for the period ended December 31, 1998 totaled $386,950,470. There was no sales of investments during either period.


Note 5. Trustees Fees

Each of the three Trustees are paid a quarterly fee of $1,000 for their services during the life of the Trust. Such fees and anticipated out-of-pocket expenses of each Trustee will be paid by the Jersey Holding Company pursuant to an expense agreement between it and The Bank of New York.


Note 6. Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

The amortized cost of investment securities for Federal income tax purposes was $386,950,240 at December 31, 1999.


Note 7. Expenses

The estimated expenses incurred by the Trust in connection with the offering of the TrUEPrS is $581,530, representing offering expenses ($549,530) and organizational expenses ($32,000). The offering and organizational expenses were paid to the Administrator by an affiliate of ANZ. As of December 31, 1999, $535,177 had been paid by the Administrator for these expenses. The annual administrative and other operating expenses of the Trust are estimated to be $310,000. Such amounts are estimated quarterly and paid to the Administrator by an affiliate of ANZ. Expenses incurred in excess of this amount will be paid by an affiliate of ANZ.

Cash of $72,275, received by the Administrator from an affiliate of ANZ for the payment of offering expenses and administrative and related operating expenses of the Trust, has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1999, $337,644 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

ANZ EXCHANGEABLE PREFERRED TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
------------------------------------------------------------------------------

Note 8. ADS Purchase Contract

On September 23, 1998, the Trust entered into an ADS Purchase Contract (the "Contract") with an affiliate of ANZ. Pursuant to such contract, each of the TrUEPrS will be exchanged on the Exchange Date, or sooner at the occurrence of an Exchange Event, for either (1) ADRs evidencing, for each TrUEPrS, one ADS representing four fully-paid non-cumulative preference shares, liquidation preference US$6.25 per share issued by ANZ or (2) cash in an amount of US$25 per TrUEPrS, plus the accrued dividend distributions thereon for the current quarterly dividend period. See the Trust's original prospectus dated September 15, 1998 for the circumstances under which each would occur.

ANZ's obligations under the ADS Purchase Contract are collateralized by ADRs evidencing 16,004,000 ADS, each representing four fully-paid non-cumulative preference shares issued by ANZ, which are being held in the custody of the Trust's custodian, The Bank of New York.

As of December 31, 1999, no active market exists for the Contract. The Contract is valued by determining the market price of one TrUEPrS as of the close of the New York Stock Exchange (the "NYSE") on December 31, 1999, less the present value of the remaining quarterly payments to be made on each TrUEPrS as of December 31, 1999. The resulting present value of the expected future quarterly payments to each TrUEPrS exceeds the market price of each TrUEPrS at December 31, 1999; accordingly, the Contract value is negative. For purposes of determining the NAV of each TrUEPrS, the value of the Contract is determined to be $0.


Note 9. Capital Share Transactions

On September 1, 1998 4,000 TrUEPrS were sold to the underwriters of the TrUEPrS for $100,000. During the offering period, the Trust sold 16,000,000 TrUEPrS to the public and received net proceeds of $386,850,470 ($400,000,000 less sales commission of $12,600,000 and offering costs of $549,530). As of December 31, 1999, there were 16,004,000 TrUEPrS issued and outstanding with an aggregate cost, net of sales commission and offering costs, of $386,950,470.

ANZ EXCHANGEABLE PREFERRED TRUST

FINANCIAL HIGHLIGHTS
(Unaudited)
------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                          September 23,
                                                                                              1998
                                                                      Year               (Commencement
                                                                      Ended             of Operations) to
                                                                   December 31,           December 31,
                                                                       1999                   1998
                                                                -----------------------------------------


Per share operating performance for a TrUEPrS outstanding throughout the period

Investment income                                                      $    2.00          $    0.54
Expenses                                                                   (0.00)             (0.00)
                                                                -----------------------------------------
Investment income - net                                                     2.00               0.54
Distributions from income                                                  (2.00)             (0.12)
Adjustments to capital (commissions and offering expenses)                 (0.00)             (0.82)
                                                                -----------------------------------------
Net decrease in net asset value                                            (0.00)             (0.40)
Beginning net asset value                                                  24.60              25.00
                                                                -----------------------------------------
Ending net asset value                                                 $   24.60          $   24.60
                                                                =========================================
Ending market value                                                    $   21.63          $   25.50
                                                                =========================================

Total investment return based on market value                              (8.24)%             2.50%

Ratios/Supplemental data

Ratio of expenses to average net assets:
  Before reimbursement (1)                                                  0.07%              0.12%
  After reimbursement (1)                                                   0.00%              0.00%
Ratio of net investment income to average net assets:
  Before reimbursement (1)                                                  8.07%              7.95%
  After reimbursement (1)                                                   8.14%              8.07%

Net assets, end of period (in thousands)                               $ 393,648          $ 393,627

---------
  (1) Annualized